Schedule of derivative liabilities using the Monte-Carlo (Details)	12 Months Ended
	Feb. 28, 2022 $ / shares	Feb. 28, 2021 $ / shares
Measurement Input, Expected Dividend Rate [Member]
Risk free interest rate	0.0000	0.0000
Minimum [Member]
Share Price	$ 0.04	$ 0.2899
Minimum [Member] | Fair Value Of Company Common Stock [Member]
Risk free interest rate	0.0145	0.0013
Minimum [Member] | Expected Volatility [Member]
Risk free interest rate	1.077	1.9650
Minimum [Member] | Risk Free Interest Rate [Member]
Risk free interest rate	0.13	0.15
Minimum [Member] | Expected Term [Member]
Expected term (years)	15 days	7 days
Maximum [Member]
Share Price	$ 0.026	$ 0.0013
Maximum [Member] | Fair Value Of Company Common Stock [Member]
Risk free interest rate	0.0632	0.138
Maximum [Member] | Expected Volatility [Member]
Risk free interest rate	1.253	3.5510
Maximum [Member] | Risk Free Interest Rate [Member]
Risk free interest rate	0.15	0.09
Maximum [Member] | Expected Term [Member]
Expected term (years)	7 days	1 month